Share Capital (Details Narrative)			1 Months Ended				12 Months Ended
	Nov. 12, 2020 CAD ($) shares	Oct. 07, 2020 CAD ($) shares	Jan. 18, 2022 CAD ($) shares	Dec. 30, 2021 CAD ($) shares	Oct. 28, 2021 CAD ($) $ / shares shares	Jul. 23, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 23, 2019 $ / shares shares
Statement [Line Items]
Options To Acquire Shares							8,852,339
Weighted Average Share Price For Stock Option Exercise | $ / shares								$ 0.54		$ 0.66
Total Share-based Payments							$ 974,000	$ 974,000	$ 170,000		$ 120,000	$ 120,000
Private Placement Description									two tranches totalling 21 million units at a price of CAD$0.40 per unit for gross proceeds of CAD$8.4 million with each unit comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.65 per share for a period of two years.
Private Placement
Statement [Line Items]
Common Stock Shares Issued						4,750,000									4,750,000
Gross Proceed From Shares Issued | $						$ 1,400,000
Finders Fees | $						$ 91,400
Common Stock Shares At Fair Value | $ / shares						$ 0.30							$ 0.30
Premium Liability | $						$ 16,000
Premium Liability Per Shares | $ / shares						$ 0.0125
Hard Cash and Nigel properties
Statement [Line Items]
Common Stock Shares Issued Per Shares | $ / shares												$ 0.30
Common Stock Shares Issued												40,000
Princeton property
Statement [Line Items]
Common Stock Shares Issued Per Shares | $ / shares												$ 0.25
Common Stock Shares Issued												75,000
Warrants
Statement [Line Items]
Weighted Average Share Price For Stock Option Exercise | $ / shares								$ 0.63
Reserve For Share-based Payments | $							33,100
Shares Exercised Proceeds | $							$ 72,000
Common Stock Share Exercised							301,624
Stock Options
Statement [Line Items]
Reserve For Share-based Payments | $							$ 179,700		$ 98,000	$ 98,000
Shares Exercised Proceeds | $							$ 204,100		$ 138,000
Common Stock Share Exercised							650,000		576,000	576,000
Exercise Of Common Stock Share Appreciation							104,884	104,884	143,303
Stock Options Shares Cancelled							210,000	210,000	280,000
Common Stock Shares At Fair Value | $ / shares													0.68	$ 0.55
Directors, Officers and Employees
Statement [Line Items]
Stock Options							3,600,000	3,600,000	760,000		550,000	550,000
Stock Option Exercise Price | $ / shares								$ 0.50		$ 0.50		$ 0.30
Expiry Date							June 24, 2026	June 24, 2026	June 29, 2025		June 27, 2024	June 27, 2024
Vesting Percentage							25.00%	25.00%	25.00%		20.00%	20.00%
Director
Statement [Line Items]
Stock Options									80,000		60,000	60,000
Stock Option Exercise Price | $ / shares										$ 0.55		$ 0.40
Expiry Date									August 19, 2025		March 21, 2024	March 21, 2024
Vesting Percentage									25.00%		20.00%	20.00%
Officers
Statement [Line Items]
Stock Options							715,000	715,000
Consultants
Statement [Line Items]
Total Share-based Payments | $							$ 33,000		$ 19,000		$ 19,000
Stock Options							500,000	500,000			140,000	140,000
Stock Option Exercise Price | $ / shares								$ 0.52				$ 0.35
Expiry Date							July 12, 2026	July 12, 2026			February 22, 2024	February 22, 2024
Vesting Percentage							25.00%	25.00%			20.00%	20.00%
Consultants | Stock Options
Statement [Line Items]
Stock Options							215,000	215,000
Expiry Date							July 12, 2023	July 12, 2023
Red Cloud Securities Inc
Statement [Line Items]
Common Stock Shares Issued Per Shares | $ / shares					$ 0.50
Common Stock Shares Issued					10,600,000
Gross Proceed From Shares Issued | $					$ 5,300,000
Finders Fees | $					$ 253,555
Broker Warrants					638,510
Common Share At Exercise Price | $ / shares					$ 0.75
Two Tranches
Statement [Line Items]
Common Stock Shares Issued Per Shares | $ / shares													$ 0.50
Common Stock Shares Issued							4,610,000
Gross Proceed From Shares Issued | $								$ 2,300,000
First Tranches
Statement [Line Items]
Common Stock Shares Issued		8,000,000		560,000		3,500,000									3,500,000
Gross Proceed From Shares Issued | $		$ 3,200,000		$ 280,000,000,000
Issued Price Per Shares | $ / shares						$ 0.30
Second Tranches
Statement [Line Items]
Common Stock Shares Issued	13,000,000		4,050,000.00			1,300,000									1,300,000
Gross Proceed From Shares Issued | $	$ 5,200,000		$ 2,030,000.00
Issued Price Per Shares | $ / shares															$ 0.3125
Finders Fees | $	$ 176,400
Broker Warrants	385,200